OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Liabilities Explanatory [Abstract]
Disclosure of detailed information about other liabilities [Text Block]
Other liabilities consist of the following:

Other liabilities	December 31, 2017	December 31, 2016
In millions of COP
Payables	1,838,806	1,281,907
Suppliers	1,254,484	1,289,495
Advances (1)	393,007	442,567
Collection services	377,288	316,016
Security contributions	356,498	329,098
Employee benefits and bonuses (2)	319,073	277,635
Salaries and other labor obligations	266,944	322,010
Deferred interests	203,681	149,360
Advances in leasing operations and loans	171,421	133,603
Provisions (3)	84,294	107,813
Dividends (4)	16,182	228,004
Other (5)	514,804	410,647
Total	5,796,482	5,288,155

1.
For the year 2017 and 2016 advances includes the amount received by the Bank in balances related to insurance operations amounting to COP 54,967 and COP 47,549, respectively, balances held by court order amounting to COP 50,152 and COP 52,205, respectively, gain on derivatives first day valuation amounting to COP 39,706 and COP 51,271, respectively and excess cash amounting to COP 9,012 and COP 12,584, respectively. Additionally, the line includes balances of credit cards charges pending to be applied amounting to COP 10,116 and COP 12,580

2.	For further information related to other employee benefit plans, see Note 18 "Employees benefit plans".
3.	See Note 20 "Provisions and contingents liabilities".
4.
The decrease is due to the fact that the payment of dividends approved at the ordinary annual shareholders' meeting for the year 2016 was fulfilled before December 31,2017 and for year 2016 , corresponds to the last payment of dividends approved at the ordinary annual shareholders' meeting held in 2015.

5.
Includes an income tax provision amounting to COP 353,338 related with a potential exposure for the fiscal year 2014, out of which there were unrecognized tax benefits amounting to COP 201,554 in income tax liabilities related to tax positions. The 2014 income tax return has been subject to review from the tax authority since April 23, 2015.